Changes in fair value of financial assets / (liabilities) - Summary of Changes in Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	¥ (388)	¥ (309)
Other non-current financial assets (FVPL) [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	(3)	3
Interest rate swaps measured at FVPL [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	49	17
Forward foreign exchange and foreign exchange options contracts [Member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	52	(60)
Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Increase/(decrease) in the fair value measurement of assets and liabilities	¥ (486)	¥ (269)